FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Statement of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Impairment loss of investments	$ 1,296	¥ 9,021	¥ 9,021	¥ 6,227
Exchange (gain) loss	1,101	7,663	5,991	21
Amortization of issuance cost of convertible senior notes	2,379	16,563	0	0
Changes in operating assets and liabilities:
Changes in other current liabilities	34,835	242,521	5,263	175,129
Net cash provided by (used in) operating activities	43,294	301,396	(98,502)	(169,074)
Cash flows from investing activities:
Net cash used in investing activities	(162,810)	(1,133,451)	37,564	(639,163)
Cash flows from financing activities:
Proceeds from issuance of convertible senior notes, net of issuance cost	265,420	1,847,802	0	0
Proceeds from ADS lending	1	9	0	0
Net cash provided by financing activities	255,233	1,776,891	331,225	167,705
Net decrease in cash and cash equivalents	135,717	944,836	270,287	(640,532)
Cash, cash equivalents and restricted cash, beginning of year	83,722	582,855	293,657	968,151
Effect of exchange rate changes on cash and cash equivalents	(127)	(881)	18,911	(33,962)
Cash, cash equivalents and restricted cash, end of year	219,312	1,526,810	582,855	293,657
Parent Company [Member]
Cash flows from operating activities:
Net income	40,406	281,297	269,712	208,866
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Impairment loss of investments	0	0	7,497	0
Exchange (gain) loss	19	129	113	(47)
Amortization of issuance cost of convertible senior notes	2,379	16,563	0	0
Equity in income of subsidiaries and VIE	(45,248)	(315,008)	(279,835)	(205,215)
Changes in operating assets and liabilities:
Changes in other current liabilities	367	2,562	(5,274)	3,580
Net cash provided by (used in) operating activities	(2,077)	(14,457)	(7,787)	7,184
Cash flows from investing activities:
Advances to subsidiaries and VIE	(77,378)	(538,693)	(209,724)	(79,916)
Investments in subsidiaries	(196,185)	(1,365,803)	(54,518)	(41,853)
Net cash used in investing activities	(273,563)	(1,904,496)	(264,242)	(121,769)
Cash flows from financing activities:
Proceeds from exercises of share options	245	1,705	3,718	4,270
Proceeds from issuance of convertible senior notes, net of issuance cost	265,420	1,847,802	0	0
Proceeds from ADS lending	1	9	0	0
Net cash provided by financing activities	265,666	1,849,516	3,718	4,270
Net decrease in cash and cash equivalents	(9,974)	(69,437)	(268,311)	(110,315)
Cash, cash equivalents and restricted cash, beginning of year	9,698	67,513	313,138	460,670
Effect of exchange rate changes on cash and cash equivalents	4,053	28,222	22,686	(37,217)
Cash, cash equivalents and restricted cash, end of year	$ 3,777	¥ 26,298	¥ 67,513	¥ 313,138